Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 10 – Commitments and Contingencies

Existing Employment and Board Agreements

The Company has various employment agreements with certain of its executive officers and directors that serve as Board members, which it considers normal and in the ordinary course of business.

The Company has no other formal employment agreements with our executive officers, nor any compensatory plans or arrangements resulting from the resignation, retirement, or any other termination of our named executive officers, from a change-in-control, or from a change in any executive officer’s responsibilities following a change-in-control. However, it is possible that the Company will enter into formal employment agreements with its executive officers in the future.

Purchase Commitments

The Company routinely places orders for manufacturing services and materials. As of September 30, 2023, the Company had purchase commitments of $2,126,081. These purchase commitments are expected to be realized during the year ending December 31, 2023. As of December 31, 2022, the Company had purchase commitments of $3,155,867.

SEC Administrative Proceeding

The Securities and Exchange Commission announced on September 27,2023 a cease and desist order against officers, directors, and major shareholders of public companies for failing to timely report information about their holdings and transactions in company stock. The charges stem from an SEC enforcement initiative focused on violations of Section 16(a) of the Exchange Act pursuant to which company insiders are required to file certain reports regarding their holdings and transactions in company stock.

The Company cooperated with the requests for for documents, and information regarding various transactions and disclosures going back to 2018. On September 27 2023, the SEC issued an Order instituting cease-and-desist proceedings against AgEagle and its former Chief Financial Officer. Without admitting or denying the findings, the Company agreed to cease and desist from further Section 13(a) and Section 16(a) violations and to pay $190,000 in civil penalties and, the Company’s former Chief Financial Officer agreed to cease and desist from further Section 16(a) violations and to personally pay $125,000 in civil penalties that will not be indemnified by the Company.

Note 14 – Commitments and Contingencies

Board Appointments and Departures

Ms. Kelly J. Anderson

Appointment as Board Member and Chairman of the Audit Committee

On December 6, 2022, the Board of Directors of AgEagle appointed Kelly J. Anderson as a Board member to fill the vacancy created by the recent resignation of Luisa Ingargiola, effective December 5, 2022. Ms. Anderson qualifies as an independent director under the corporate governance standards of the NYSE American and meets the financial sophistication requirements of the NYSE American. She also meets the independence requirements of Rule 10A-3 of the Securities Exchange Act of 1934, as amended, and qualifies as an “audit committee financial expert” as such term is currently defined in Item 407(d)(5) of Regulation S-K. Also effective on December 5, 2022, Ms. Anderson was appointed to the Company’s Compensation Committee and Nominating and Corporate Governance Committee and was appointed to chair the Company’s Audit Committee.

As compensation for services as an independent director, Ms. Anderson shall receive an annual cash fee of $60,000, payable quarterly; and a quarterly grant of 25,000 stock options with an exercise price at the current market price of the Company’s Common Stock at the time of issuance (the “Quarterly Options”). The Quarterly Options are exercisable for a period of five years from the date of grant and vest in equal quarterly installments over a period of two years from the date of grant.

AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

Note 14 – Commitments and Contingencies-Continued

Ms. Luisa Ingargiola

Departure of Board Member

On November 18, 2022, Ms. Luisa Ingargiola resigned as a director, a member of the Compensation Committee and Nominating and Corporate Governance committee, and the chair of the Audit Committee of AgEagle. Ms. Ingargiola’s resignation from the Company’s Board of Directors was not a result of any disagreement with management or any matter relating to the Company’s operations, policies or practices.

Executive Appointments and Departures

Mr. Michael O’Sullivan

Appointment as Chief Commercial Officer

On April 11, 2022, Michael O’Sullivan (“Mr. O’Sullivan”) was appointed as the Company’s Chief Commercial Officer, Mr. O’Sullivan will receive an annual base salary of 250,000 CHF per year, subject to annual performance reviews and revisions by and at the sole discretion of the Compensation Committee. In accordance with the 2022 Executive Compensation Plan and as approved by the Compensation Committee, Mr. O’Sullivan will be eligible to receive an annual cash bonus of up to 30% of his then-current base salary and RSUs with a fair value of up to 150,000 CHF, based upon achievement of the performance milestones established in the 2022 Executive Compensation Plan. Furthermore, Mr. O’Sullivan is entitled to a service-based bonus, comprised of a cash bonus of 87,500 CHF and RSUs with a fair value of 87,500 CHF. Upon execution of his employment agreement with the Company, Mr. O’Sullivan was immediately granted RSUs with a fair value of 43,750 CHF, as part of his service-based bonus. The remaining RSUs with a fair value of 43,750 CHF and the cash payment of 87,500 CHF will vest in October 2022. In addition, Mr. O’Sullivan is entitled to receive a quarterly grant of 10,000 stock options at the fair market value of the Company’s Common Stock on the grant date, vesting over two years, and exercisable for a period of five years.

Mr. O’Sullivan is provided with severance benefits in the event of termination without cause or for good reason, as defined in his employment offer letter. Upon execution of a severance agreement entered into between Mr. O’Sullivan and the Company, Mr. O’Sullivan will be entitled to the following benefits: (i) three months of base salary, paid in the form of salary continuation, in accordance with the terms of a Separation Agreement to be entered into at the time of termination; (ii) three months of paid Garden Leave, which is paid in the form of salary continuation, in accordance with the laws of Switzerland; and (iii) a grant of fully-vested RSUs with a fair market value of 150,000 CHF on the date of termination of employment, pursuant to the terms of the separation agreement.

The severance benefits are conditioned upon (i) continued compliance in all material respects with Mr. O’Sullivan’s continuing obligations to the Company, including, without limitation, the terms of the amended employment offer letter and of the confidentiality agreement that survive termination of employment with the Company, and (ii) signing (without revoking if such right is provided under applicable law) a separation agreement and general release in a form provided to the executive officer by the Company on or about the date of termination of employment.

AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

Note 14 – Commitments and Contingencies-Continued

Mr. Barrett Mooney

Appointment as Chief Executive Officer and Chairman of the Board

On January 17, 2022, Mr. Barrett Mooney, the Company’s Chairman of the Board and the Chief Executive Officer immediately preceding Mr. Michael Drozd, was reappointed to serve as the Chief Executive Officer of the Company and to continue in his role as Chairman of the Board. In his role as Chief Executive Officer, Mr. Mooney will receive an annual base salary of $380,000 per year, subject to annual performance reviews and revisions by and at the sole discretion of the Compensation Committee. In accordance with the 2022 Executive Compensation Plan, approved by the Compensation Committee, Mr. Mooney is entitled to receive an annual bonus comprised of up to 35% of his base salary in cash and 350,000 in RSUs, based upon his performance as determined by certain metrics established by the Board and Mr. Mooney. In addition, Mr. Mooney is entitled to receive a quarterly grant of 25,000 stock options at the fair market value of the Company’s Common Stock on the issuance date, vesting over two years, and exercisable for a period of five years.

Mr. Mooney is provided with severance benefits in the event of termination without cause or for good reason, as defined in her amended employment offer letter. Upon execution of a severance agreement entered into between Mr. Mooney and the Company, Mr. Mooney will be entitled to the following benefits: (i) six months of base salary, paid in the form of salary continuation, in accordance with the terms of a Separation Agreement to be entered into at the time of termination; (ii) reimbursement of COBRA health insurance premiums at the same rate as if the executive officer were an active employee of the Company (conditioned on the executive officer having elected COBRA continuation coverage) for a period of 6 months or, if earlier, until the executive officer is eligible for group health insurance benefits from another employer; and (iii) a grant of fully-vested RSUs with a fair market value of $190,000 on the date of termination of employment, pursuant to the terms of the separation agreement.

The severance benefits are conditioned upon (i) continued compliance in all material respects with Mr. Mooney’s continuing obligations to the Company, including, without limitation, the terms of the amended employment offer letter and of the confidentiality agreement that survive termination of employment with the Company, and (ii) signing (without revoking if such right is provided under applicable law) a separation agreement and general release in a form provided to the executive officer by the Company on or about the date of termination of employment.

In the event the Board of Directors (the “Board”) determines in its discretion that Mr. Mooney must relocate his principal place of performance of her duties, the Company shall pay and/or reimburse his expenses in connection with such relocation.

Mr. Torres Declet

Resignation as Chief Executive Officer

On January 17, 2022, the Company and Mr. Brandon Torres Declet mutually agreed to Mr. Torres Declet’s resignation as Chief Executive Officer and as a director of the Company. In connection with his departure, and in accordance with his employment agreement with the Company, Mr. Torres Declet will receive base salary continuation equal to six months of his then annual salary, reimbursement of COBRA health insurance premiums for a period of six months at the same rate as if Mr. Torres Declet were an active employee of the Company, and a grant of fully-vested restricted shares of Common Stock of the Company with a fair market value of $125,000 on the date of termination of employment, resulting in the issuance of 111,607 RSUs.

AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

Note 14 – Commitments and Contingencies-Continued

Appointment as Chief Executive Officer and Chief Operating Officer

On April 19, 2021, in connection with the Measure Acquisition, the Board approved the appointment of Mr. Torres Declet as the Company’s Chief Operating Officer. Mr. Declet also served as the President of Measure. Prior to joining the Company, Mr. Declet, co-founded Measure, and since 2014, served as its President. In his position as Chief Operating Officer, Mr. Declet received an annual base salary of $225,000 per year, subject to increases at the discretion of the Board. Mr. Declet was eligible for an annual cash bonus of up to 20% of his then-current base salary, as determined by the Board in its good faith discretion, based on the achievement of a combination of personal and Company objectives. Mr. Declet was also eligible to participate in any benefit plans offered by the Company as in effect from time to time on the same basis as generally made available to other employees of the Company. Mr. Declet would be awarded a one-time grant of 125,000 RSUs that vest on a pro rata basis over one year commencing on the date of closing of the Measure Acquisition. Additionally, Mr. Declet was entitled to be granted, on a quarterly basis, non-qualified options to acquire 25,000 shares of Company Common Stock.

On May 24, 2021, Mr. Torres Declet was appointed to serve as the new Chief Executive Officer of the Company. Mr. Torres Declet did not continue to serve as the Company’s Chief Operating Officer. On June 11, 2021, the Board upon recommendation of the Compensation Committee, approved an increase in Mr. Torres Declet’s annual base salary from $225,000 to $235,000, effective as of May 24, 2021, commensurate with his new position as Chief Executive Officer. Mr. Torres Declet was entitled to receive an annual 20% bonus, comprised of a mix of cash and RSUs, based upon his performance as determined by certain metrics established by the Board and Mr. Torres Declet.

On November 12, 2021, the Board, in connection with the 2021 senseFly Acquisition and the 2021 Executive Bonus Compensation Plan, approved a bonus of $10,000 cash and 75,000 RSUs to Mr. Torres Declet.

On February 7, 2022, the Company’s Board, upon recommendation of the Compensation Committee, approved the 2021 Executive Bonus Award comprising of $5,000 in cash bonus and the issuance of 42,500 RSUs for Mr. Torres Declet, the Company’s Chief Executive Officer.

Mr. J. Michael Drozd

Resignation as Chief Executive Officer

On May 24, 2021, the Company and Mr. J. Michael Drozd (“Mr. Drozd”) mutually agreed to Mr. Drozd’s resignation as Chief Executive Officer, effective immediately (the “Termination Date”). Mr. Drozd resigned to pursue new career opportunities. In connection with his departure, Mr. Drozd and the Company entered into a separation agreement and General Release, dated June 11, 2021 (“Separation Agreement”), pursuant to which, among other things, the Company agreed to and did pay Mr. Drozd the following: (i) his regular base salary at the annual rate of $235,000 through the Termination Date; (ii) an annual performance bonus comprised of $37,130 in cash and 118,500 shares of the Company’s Common Stock, (iii) severance pay equal to six months of his base salary as of the Termination Date; (iv) reimbursement for six months’ of COBRA health insurance premiums at the same rate as if Mr. Drozd were an active employee of the Company; (v) cash payment equal to three days of accrued and unused vacation days; and (vi) 26,652 fully-vested RSUs with a fair value of $125,000 at the date of grant. Additionally, Mr. Drozd’s then outstanding and unvested equity awards continued to be governed by the terms of the applicable award agreements, except that 8,333 of the 100,000 RSUs granted to him on April 19, 2021, in accordance with his employment agreement with the Company, vested on the effective date of the Separation Agreement.

AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

Note 14 – Commitments and Contingencies-Continued

Nicole Fernandez-McGovern

Employment Arrangements for Nicole Fernandez-McGovern, Chief Financial Officer

On April 19, 2021, the Board of Directors of the Company, upon recommendation of the Compensation Committee, approved changes in the compensation of Mrs. Nicole Fernandez-McGovern (“Mrs. Nicole Fernandez-McGovern”) and entered into an agreement whereby (i) an additional one-time grant of 125,000 RSUs that will vest on a pro rata basis over one year subject to the terms of an RSU grant agreement, and (ii) an increase in the number of grants, on a quarterly basis, of non-qualified options from 15,000 to 25,000 shares of Company common stock subject to the terms of the Plan, and the vesting requirements, the term of the option and exercisability at an exercise price equal to the fair market value of the option shares will be set forth in a grant agreement as of each date of grant. Mrs. Fernandez-McGovern’s current base salary and potential bonus payments have not been changed however she is provided with severance benefits in the event of termination without cause or for good reason, as defined in her amended employment offer letter. Upon execution of a severance agreement entered between Mrs. Fernandez-McGovern and the Company, Mrs. Fernandez-McGovern will be entitled to the following benefits: (i) six months of base salary, paid in the form of salary continuation, in accordance with the terms of a Separation Agreement to be entered into at the time of termination; (ii) reimbursement of COBRA health insurance premiums at the same rate as if the executive officer were an active employee of the Company (conditioned on the executive officer having elected COBRA continuation coverage) for a period of 6 months or, if earlier, until the executive officer is eligible for group health insurance benefits from another employer; and (iii) a grant of fully-vested RSUs with a fair market value of $125,000 on the date of termination of employment, pursuant to the terms of the separation agreement.

The severance benefits are conditioned upon (i) continued compliance in all material respects with Mrs. Fernandez-McGovern’s continuing obligations to the Company, including, without limitation, the terms of the amended employment offer letter and of the confidentiality agreement that survive termination of employment with the Company, and (ii) signing (without revoking if such right is provided under applicable law) a separation agreement and general release in a form provided to the executive officer by the Company on or about the date of termination of employment.

In the event the Board of Directors (the “Board”) determines in its discretion that Mrs. Fernandez-McGovern must relocate her principal place of performance of her duties, the Company shall pay and/or reimburse her expenses in connection with such relocation.

Approval of 2022 Executive Compensation Plan and Awards to Ms. Fernandez-McGovern

On February 7, 2022, the Company’s Board, upon recommendation of the Compensation Committee, approved the 2021 Executive Bonus Award comprising of $10,000 in cash bonus and the issuance of 62,500 RSUs for Mrs. Nicole Fernandez-McGovern, the Company’s Chief Financial Officer.

Additionally, on February 7, 2022, the Company’s Board, upon recommendation of the Compensation Committee, approved the adoption of its 2022 Executive Compensation Plan pursuant to which, if all performance milestones related to the Company’s operational, financial, and strategic targets are met, Mrs. Fernandez-McGovern will be eligible to receive the following:(i) an annual cash bonus of up to 35% of her then-current base salary and RSUs with a fair value of up to $300,000, based upon achievement of the performance milestones established in the 2022 Executive Compensation Plan. (ii) a service-based bonus, comprised of a cash bonus of $50,000 and RSUs with a fair value of $50,000, which is payable in October 2022, and (iii) a quarterly grant of 25,000 stock options at the fair market value of the Company’s Common Stock on the grant date, vesting over two years, and exercisable for a period of five years.

AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

Note 14 – Commitments and Contingencies-Continued

On November 12, 2021, the Board, in connection with the 2021 senseFly Acquisition and the 2021 executive compensation plan, approved a spot bonus of cash bonus of $10,000 and 75,000 RSUs to Mrs. Fernandez-McGovern.

The Company has various employment agreements with various employees of the Company which it considers normal and in the ordinary course of business along with agreements for all its directors which it has previously disclosed.

The Company has no other formal employment agreements with our executive officers, nor any compensatory plans or arrangements resulting from the resignation, retirement, or any other termination of our named executive officers, from a change-in-control, or from a change in any executive officer’s responsibilities following a change-in-control. However, it is possible that the Company will enter into formal employment agreements with its executive officers in the future.

Purchase Commitments

The Company routinely places orders for manufacturing services and materials. As of December 31, 2022, the Company had purchase commitments of approximately $3,155,867. These purchase commitments are expected to be realized during the year ending December 31, 2023.